October 26, 2001

                         DREYFUS CASH MANAGEMENT FUNDS

                            DREYFUS CASH MANAGEMENT

                         DREYFUS CASH MANAGEMENT PLUS

                      DREYFUS GOVERNMENT CASH MANAGEMENT

                   DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                  DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

                      DREYFUS TAX EXEMPT CASH MANAGEMENT

                       DREYFUS TREASURY CASH MANAGEMENT

                    DREYFUS TREASURY PRIME CASH MANAGEMENT

                            (ADMINISTRATIVE SHARES)

                           SUPPLEMENT TO PROSPECTUS

                              DATED JUNE 1, 2001

                          AS REVISED AUGUST 20, 2001

   THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS, UNLESS SPECIFICALLY NOTED.

     1. DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ONLY. THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PROSPECTUS ENTITLED "DREYFUS GOVERNMENT PRIME CASH MANAGEMENT - GOAL/APPROACH":

   While the Fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund currently is managed so that income paid by the Fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the Fund's dividend income in their
state    and    locality.

     2. THE SENTENCE IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES" , WHICH READS "FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS", HEREBY IS DELETED.

     3. DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES ANY INFORMATION TO THE CONTRARY CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - BUYING SHARES - APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT":

   Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

                          (CONTINUED ON REVERSE SIDE)


   Orders effected through a compatible computer facility after 2:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the busi-
   ness day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

     4. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE LAST SENTENCE OF THE PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - CONCEPTS TO UNDERSTAND - AMORTIZED COST":

   Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it
maintain    the    $1.00    share    price.

     5. THE FOLLOWING INFORMATION HEREBY IS INSERTED AFTER THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - SELLING SHARES - APPLICABLE TO ALL FUNDS":

   If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be
deemed   to   be  restricted  and  an  emergency  shall  be  deemed  to  exist.

     6. THE FOURTH BULLET POINT CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED " ACCOUNT INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES" HEREBY IS DELETED

     7. THE  FOLLOWING  INFORMATION  HEREBY IS  INSERTED  AT THE END OF THE LAST
PARAGRAPH   CONTAINED  IN  THE  SECTION  OF  THE  PROSPECTUS  ENTITLED  "ACCOUNT
INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES":

   Investors  are  urged  to call Dreyfus Institutional Services Division before
effecting    any    large    redemption.

                                                                   CMGTs1001ADM




                                                               October 26, 2001

                         DREYFUS CASH MANAGEMENT FUNDS

                            DREYFUS CASH MANAGEMENT

                         DREYFUS CASH MANAGEMENT PLUS

                      DREYFUS GOVERNMENT CASH MANAGEMENT

                   DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                  DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

                      DREYFUS TAX EXEMPT CASH MANAGEMENT

                       DREYFUS TREASURY CASH MANAGEMENT

                    DREYFUS TREASURY PRIME CASH MANAGEMENT

                            (INSTITUTIONAL SHARES)

                           SUPPLEMENT TO PROSPECTUS

                              DATED JUNE 1, 2001

                          AS REVISED AUGUST 20, 2001

   THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS, UNLESS SPECIFICALLY NOTED.

     1. DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ONLY. THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PROSPECTUS ENTITLED "DREYFUS GOVERNMENT PRIME CASH MANAGEMENT - GOAL/APPROACH":

   While the Fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund currently is managed so that income paid by the Fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the Fund's dividend income in their state and locality.

     2. THE SENTENCE IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES" , WHICH READS "FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS", HEREBY IS DELETED.

     3. DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES ANY INFORMATION TO THE CONTRARY CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - BUYING SHARES - APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT":

   Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m. on that day . In this case, shares purchased will receive the dividend declared on that day.

                           (CONTINUED ON REVERSE SIDE)


   Orders effected through a compatible computer facility after 2:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the busi-
   ness day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

     4. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE LAST SENTENCE OF THE PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - CONCEPTS TO UNDERSTAND - AMORTIZED COST":

   Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it
maintain    the    $1.00    share    price.

     5. THE FOLLOWING INFORMATION HEREBY IS INSERTED AFTER THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - SELLING SHARES - APPLICABLE TO ALL FUNDS":

   If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be
deemed   to   be  restricted  and  an  emergency  shall  be  deemed  to  exist.

     6. THE FOURTH BULLET POINT CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED " ACCOUNT INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES" HEREBY IS DELETED

     7. THE  FOLLOWING  INFORMATION  HEREBY IS  INSERTED  AT THE END OF THE LAST
PARAGRAPH   CONTAINED  IN  THE  SECTION  OF  THE  PROSPECTUS  ENTITLED  "ACCOUNT
INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES":

   Investors  are  urged  to call Dreyfus Institutional Services Division before
effecting    any    large    redemption.

                                                                   CMGTs1001IST




                                                               October 26, 2001

                         DREYFUS CASH MANAGEMENT FUNDS

                            DREYFUS CASH MANAGEMENT

                         DREYFUS CASH MANAGEMENT PLUS

                      DREYFUS GOVERNMENT CASH MANAGEMENT

                   DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                  DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

                      DREYFUS TAX EXEMPT CASH MANAGEMENT

                       DREYFUS TREASURY CASH MANAGEMENT

                    DREYFUS TREASURY PRIME CASH MANAGEMENT

                               (INVESTOR SHARES)

                           SUPPLEMENT TO PROSPECTUS

                              DATED JUNE 1, 2001

                          AS REVISED AUGUST 20, 2001

   THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS, UNLESS SPECIFICALLY NOTED.

     1. DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ONLY. THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PROSPECTUS ENTITLED "DREYFUS GOVERNMENT PRIME CASH MANAGEMENT - GOAL/APPROACH":

   While the Fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund currently is managed so that income paid by the Fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the Fund's dividend income in their
state    and    locality.

     2. THE SENTENCE IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES" , WHICH READS "FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS" , HEREBY IS DELETED.

     3. DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES ANY INFORMATION TO THE CONTRARY CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - BUYING SHARES - APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT":

   Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

                           (CONTINUED ON REVERSE SIDE)


   Orders effected through a compatible computer facility after 2:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the busi-
   ness day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

     4. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE LAST SENTENCE OF THE PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - CONCEPTS TO UNDERSTAND - AMORTIZED COST":

   Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it
maintain    the    $1.00    share    price.

     5. THE FOLLOWING INFORMATION HEREBY IS INSERTED AFTER THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - SELLING SHARES - APPLICABLE TO ALL FUNDS":

   If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be
deemed   to   be  restricted  and  an  emergency  shall  be  deemed  to  exist.

     6. THE FOURTH BULLET POINT CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED " ACCOUNT INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES" HEREBY IS DELETED

     7. THE  FOLLOWING  INFORMATION  HEREBY IS  INSERTED  AT THE END OF THE LAST
PARAGRAPH   CONTAINED  IN  THE  SECTION  OF  THE  PROSPECTUS  ENTITLED  "ACCOUNT
INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES":

   Investors  are  urged  to call Dreyfus Institutional Services Division before
effecting    any    large    redemption.

                                                                   CMGTs1001INV



                                                               October 26, 2001

                         DREYFUS CASH MANAGEMENT FUNDS

                            DREYFUS CASH MANAGEMENT

                         DREYFUS CASH MANAGEMENT PLUS

                      DREYFUS GOVERNMENT CASH MANAGEMENT

                   DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                  DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

                      DREYFUS TAX EXEMPT CASH MANAGEMENT

                       DREYFUS TREASURY CASH MANAGEMENT

                    DREYFUS TREASURY PRIME CASH MANAGEMENT

                             (PARTICIPANT SHARES)

                           SUPPLEMENT TO PROSPECTUS

                              DATED JUNE 1, 2001

                          AS REVISED AUGUST 20, 2001

   THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS, UNLESS SPECIFICALLY NOTED.

     1. DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ONLY. THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PROSPECTUS ENTITLED "DREYFUS GOVERNMENT PRIME CASH MANAGEMENT - GOAL/APPROACH":

   While the Fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund currently is managed so that income paid by the Fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the Fund's dividend income in their
state    and    locality.

     2. THE SENTENCE IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES" , WHICH READS "FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS" , HEREBY IS DELETED.

     3. DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES ANY INFORMATION TO THE CONTRARY CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - BUYING SHARES - APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT":

   Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

                           (CONTINUED ON REVERSE SIDE)


   Orders effected through a compatible computer facility after 2:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m., Eastern time, on the following business day. In this case, shares purchased will start earning dividends on the busi-
   ness day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day

     4. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE LAST SENTENCE OF THE PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - CONCEPTS TO UNDERSTAND - AMORTIZED COST":

   Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it
maintain    the    $1.00    share    price.

     5. THE FOLLOWING INFORMATION HEREBY IS INSERTED AFTER THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - SELLING SHARES - APPLICABLE TO ALL FUNDS":

   If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be
deemed   to   be  restricted  and  an  emergency  shall  be  deemed  to  exist.

     6. THE FOURTH BULLET POINT CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED " ACCOUNT INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES" HEREBY IS DELETED

     7. THE  FOLLOWING  INFORMATION  HEREBY IS  INSERTED  AT THE END OF THE LAST
PARAGRAPH   CONTAINED  IN  THE  SECTION  OF  THE  PROSPECTUS  ENTITLED  "ACCOUNT
INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES":

   Investors  are  urged  to call Dreyfus Institutional Services Division before
effecting    any    large    redemption.

                                                                   CMGTs1001PAR

                                                               October 26, 2001

                         DREYFUS CASH MANAGEMENT FUNDS

                            DREYFUS CASH MANAGEMENT

                   DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

                       DREYFUS TREASURY CASH MANAGEMENT

                            (INSTITUTIONAL SHARES)

                           SUPPLEMENT TO PROSPECTUS

                              DATED JUNE 1, 2001

                          AS REVISED AUGUST 20, 2001

   THE FOLLOWING INFORMATION APPLIES TO ALL FUNDS, UNLESS SPECIFICALLY NOTED.

     1. DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ONLY. THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION OF THE PROSPECTUS ENTITLED "DREYFUS GOVERNMENT PRIME CASH MANAGEMENT - GOAL/APPROACH":

   While the Fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, the Fund currently is managed so that income paid by the Fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisors about the taxation of the Fund's dividend income in their state and locality.

     2. THE SENTENCE IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES" , WHICH READS "FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS", HEREBY IS DELETED.

     3. THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE LAST SENTENCE OF THE PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - CONCEPTS TO UNDERSTAND - AMORTIZED COST":

   Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it
maintain    the    $1.00    share    price.

     4. THE FOLLOWING INFORMATION HEREBY IS INSERTED AFTER THE FIRST SENTENCE OF THE FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED "ACCOUNT INFORMATION - ACCOUNT POLICIES - SELLING SHARES - APPLICABLE TO ALL FUNDS":

   If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be
deemed   to   be  restricted  and  an  emergency  shall  be  deemed  to  exist.

     5. THE FOURTH BULLET POINT CONTAINED IN THE SECTION OF THE PROSPECTUS ENTITLED " ACCOUNT INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES" HEREBY IS DELETED

     6. THE  FOLLOWING  INFORMATION  HEREBY IS  INSERTED  AT THE END OF THE LAST
PARAGRAPH   CONTAINED  IN  THE  SECTION  OF  THE  PROSPECTUS  ENTITLED  "ACCOUNT
INFORMATION - ACCOUNT POLICIES - GENERAL POLICIES":

   Investors  are  urged  to call Dreyfus Institutional Services Division before
effecting    any    large    redemption.

                                                                   CMGTs1001SBB